DREYFUS TREASURY PRIME CASH MANAGEMENT
LETTER TO SHAREHOLDERS
Dear Shareholder:
   We are pleased to report that Class A shares for Dreyfus Treasury Prime
Cash Management provided an annualized yield of 5.73% for the six months ended August 31, 1995. The annualized effective yield after taking into account the effect of compounding was 5.88% for Class A shares.* For Class B shares, the corresponding yields were 5.48% and 5.62%.
    In managing your assets during this six-month period, we lengthened maturities gradually. This was done in anticipation of lower interest rates, which eventually came about over the course of the past six months as the economy gave continued signs of slowing down.
    For example, the rate on the three-month U.S.Treasury bill was 5.41% on August 31, 1995 compared to 5.73% six months earlier on March 31, 1995.
    The Federal Reserve Board, which raised interest rates seven times during 1994 and early 1995 to head off inflation, became concerned that the drop in economic performance might turn into an actual business recession.
Accordingly, in early July the Federal Reserve reversed course and made a modest cut in the Federal Funds rate.
    As of this date, the economy appears to have cooled off as compared to the activity that prevailed last year. Thus, the Fed's policies can be viewed as having been successful. Inflation has been restrained to moderately low levels, with continued moderate growth in the economy.
    However, the Federal Reserve showed laudable caution in the July reduction of short-term interest rates. The future course of interest rates will depend on the pattern of the economy and inflation as well as the reception accorded to budget tightening proposals in the Congress.
    We are closely watching these developments so that we can make any portfolio changes that the situation may require.
    We thank you for the opportunity to help you with your investment needs.
                              Sincerely,
                          [Patricia A. Larkin signature logo]
                              Patricia A. Larkin
                              Portfolio Manager

September 20, 1995
New York, N.Y.
*Annualized effective yield is based upon dividends declared daily and reinvested monthly.
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



DREYFUS TREASURY PRIME CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                    AUGUST 31, 1995 (UNAUDITED)
                                                                           ANNUALIZED
                                                                            YIELD ON
                                                                             DATE OF               PRINCIPAL
U.S. TREASURY BILLS-92.9%                                                   PURCHASE                 AMOUNT              VALUE
                                                                           ------------         --------------       ---------------
    9/7/95.....................................................             5.63%            $          255,000       $    254,764
    9/14/95 ...................................................             5.77                    274,070,000        273,511,073
    9/21/95 ...................................................             5.83                    133,638,000        133,215,250
    9/28/95 ...................................................             5.57                     32,393,000         32,259,622
    10/5/95 ...................................................             5.99                    401,427,000        399,223,768
    10/12/95.......        .............................................    5.43                    104,403,000        103,762,737
    10/19/95.......        .............................................    5.70                    410,950,000        407,890,111
    10/26/95.......        .............................................    5.96                    116,199,000        115,170,762
    11/2/95........        .............................................    5.54                    248,584,000        246,254,014
    11/9/95........        .............................................    5.46                    174,288,000        172,487,037
    11/16/95.......        .............................................    5.49                    432,426,000        427,481,817
    11/24/95.......        .............................................    5.38                     28,625,000         28,270,336
    11/30/95.......        .............................................    5.34                     20,818,000         20,543,723
    12/14/95.......        .............................................    5.52                     70,838,000         69,736,076
    12/21/95.......        .............................................    5.47                     21,120,000         20,772,542
    12/28/95.......        .............................................    5.37                     26,000,000         25,553,862
    1/4/96.........        .............................................    5.48                     50,000,000         49,074,653
    1/11/96........        .............................................    5.48                     40,879,000         40,080,349
    1/18/96........        .............................................    5.57                     11,052,000         10,820,849
    1/25/96........        .............................................    5.50                     99,472,000         97,312,200
    2/1/96.........        .............................................    5.55                     40,987,000         40,046,720
    2/8/96.........        .............................................    5.60                    100,000,000         97,577,778
    5/2/96.........        .............................................    6.10                     75,000,000         72,079,625
    7/25/96........        .............................................    5.74                    284,300,000        270,205,809
                                                                                                                      ------------
TOTAL U.S. TREASURY BILLS (cost $3,153,585,477)................                                                     $3,153,585,477
                                                                                                                    ==============
U.S. TREASURY NOTES-9.3%
    3.88%, 10/31/95.......        ......................................    5.53%               $   114,810,000       $114,475,977
    5.13%, 11/15/95.......        ......................................    5.38                    100,000,000         99,907,484
    8.50%, 11/15/95.......        ......................................    5.41                     50,000,000         50,285,259
    9.25%, 1/15/96........         ......................................   5.56                     50,000,000         50,633,321
                                                                                                                      ------------
TOTAL U.S. TREASURY NOTES (cost $315,302,041)...................                                                   $   315,302,041
                                                                                                                   ===============
TOTAL INVESTMENTS (cost $3,468,887,518).........................          102.2%                                    $3,468,887,518
                                                                           =====                                  ================
LIABILITIES, LESS CASH AND RECEIVABLES..........................           (2.2%)                                 $    (75,413,735)
                                                                           =====                                  ================
NET ASSETS......................................................          100.0%                                    $3,393,473,783
                                                                           =====                                  ================


See independent accountants' review report and notes to financial statements.


DREYFUS TREASURY PRIME CASH MANAGEMENT
STATEMENT OF ASSETS AND LIABILITIES                                                          AUGUST 31, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value-Note 1(a)...........................                                      $3,468,887,518
    Interest receivable.....................................................                                           4,876,797
                                                                                                                   -------------
                                                                                                                   3,473,764,315
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                  $     573,432
    Due to Distributor......................................................                         43,584
    Due to Custodian........................................................                     79,673,516           80,290,532
                                                                                                 ----------           ----------
NET ASSETS..................................................................                                      $3,393,473,783
                                                                                                                 ===============
REPRESENTED BY:
    Paid-in capital.........................................................                                      $3,393,698,023
    Accumulated net realized (loss) on investments..........................                                            (224,240)
                                                                                                                   -------------

NET ASSETS at value ........................................................                                      $3,393,473,783
                                                                                                                 ===============
Shares of Beneficial Interest Outstanding:
    Class A Shares
      (unlimited number of $.001 par value shares authorized)...............                                       3,170,846,468
                                                                                                                 ===============
    Class B Shares
      (unlimited number of $.001 par value shares authorized)...............                                         222,851,555
                                                                                                                 ===============
NET ASSET VALUE per share:
    Class A Shares
      ($3,170,634,103 / 3,170,846,468 shares)...............................                                              $1.00
                                                                                                                          =====
    Class B Shares
      ($222,839,680 / 222,851,555 shares)...................................                                              $1.00
                                                                                                                          =====


See independent accountants' review report and notes to financial statements.


DREYFUS TREASURY PRIME CASH MANAGEMENT
STATEMENT OF OPERATIONS                                                            SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                         $103,674,344
    EXPENSES:
      Management fee-Note 2(a)..............................................                      $3,487,762
      Distribution fees (Class B Shares)-Note 2(b)..........................                         202,039
                                                                                                  -----------
          TOTAL EXPENSES....................................................                                            3,689,801
                                                                                                                      -----------
INVESTMENT INCOME-NET.......................................................                                           99,984,543
NET REALIZED (LOSS) ON INVESTMENTS-Note 1(b)................................                                             (216,960)
                                                                                                                      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $ 99,767,583
                                                                                                                      ===========



See independent accountants' review report and notes to financial statements.


DREYFUS TREASURY PRIME CASH MANAGEMENT
STATEMENT OF CHANGES IN NET ASSETS
                                                                                          YEAR ENDED       SIX MONTHS ENDED
                                                                                          FEBRUARY 28,      AUGUST 31, 1995
                                                                                            1995              (UNAUDITED)
                                                                                  -----------------        -------------------
OPERATIONS:
    Investment income-net.............................................             $      162,196,736        $    99,984,543
    Net realized (loss) on investments................................                         (7,250)              (216,960)
                                                                                   -------------------       ----------------



          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                    162,189,486             99,767,583
                                                                                   -------------------       ----------------


DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net:
      Class A shares..................................................                   (159,109,873)           (95,557,552)
      Class B shares..................................................                     (3,086,863)            (4,426,991)
                                                                                   -------------------       ----------------


          TOTAL DIVIDENDS.............................................                   (162,196,736)           (99,984,543)
                                                                                   -------------------       ----------------


BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold:
      Class A shares..................................................                 27,082,964,680         19,936,441,774
      Class B shares..................................................                    482,039,589            608,909,872
    Dividends reinvested:
      Class A shares..................................................                     55,571,693             33,715,420
      Class B shares..................................................                      1,175,693              1,715,736
    Cost of shares redeemed:
      Class A shares..................................................                (28,238,282,216)       (20,141,709,986)
      Class B shares..................................................                   (414,608,139)          (510,297,440)
                                                                                       ---------------        ---------------
          (DECREASE) IN NET ASSETS FROM BENEFICIAL
            INTEREST TRANSACTIONS.....................................                 (1,031,138,700)           (71,224,624)
                                                                                       ---------------        ---------------
            TOTAL (DECREASE) IN NET ASSETS............................                 (1,031,145,950)           (71,441,584)
NET ASSETS:
    Beginning of period...............................................                  4,496,061,317          3,464,915,367
                                                                                      ---------------        ---------------
    End of period.....................................................              $   3,464,915,367      $   3,393,473,783
                                                                                        =============        ===============


See independent accountants' review report and notes to financial statements.



DREYFUS TREASURY PRIME CASH MANAGEMENT
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                       CLASS A SHARES                              CLASS B SHARES
                                       ------------------------------------------------  -----------------------------------

                                                                                       SIX MONTHS ENDED

                                                          FISCAL YEAR ENDED FEBRUARY, AUGUST 31, 1995 YEAR ENDED    SIX MONTHS ENDED
                                                                                                      FEBRUARY 28,  AUGUST 31, 1995
                                       -----------------------------------------------                 ----------------------
PER SHARE DATA:                 1991      1992        1993      1994          1995     (UNAUDITED)   1994(1)   1995    (UNAUDITED)
                               -------    -------    -------    -------     -------   -----------   -------   -------  ----------
Net asset value,
      beginning of period...   $ .9999    $1.0001    $1.0000   $1.0000     $1.0000      $1.0000    $1.0000   $1.0000   $1.0000
                                -------    -------    -------  -------     -------     ---------   -------   -------   --------
    INVESTMENT OPERATIONS:
    Investment income-net...     .0755      .0552      .0349     .0298       .0431        .0289      .0038     .0406     .0276
    Net realized gain (loss)
      on investments........     .0002       --         --        --         --          (.0001)      --        --      (.0001)
                               -------    -------    -------   -------     -------     ---------   -------   -------   --------
      TOTAL FROM
          INVESTMENT
          OPERATIONS........     .0757      .0552      .0349     .0298       .0431        .0288      .0038     .0406     .0275
                               -------    -------    -------   -------     -------     ---------    -------   -------  --------
    DISTRIBUTIONS:
    Dividends from
      investment income-net.    (.0755)    (.0552)    (.0349)   (.0298)     (.0431)      (.0289)    (.0038)   (.0406)   (.0276)
    Dividends from net realized
      gain on investments...     --        (.0001)      --       --          --           --         --         --        --
                               -------    -------    -------   -------     -------     ---------   -------   -------   --------
      TOTAL DISTRIBUTIONS...    (.0755)    (.0553)    (.0349)   (.0298)     (.0431)      (.0289)    (.0038)   (.0406)   (.0276)
                               -------    -------    -------   -------     -------     ---------   -------   -------   --------
Net asset value, end of period $1.0001    $1.0000    $1.0000   $1.0000     $1.0000     $  .9999    $1.0000   $1.0000   $ .9999
                               ========    ======    ========  ========     =======   =========   ========   =======   ========
TOTAL INVESTMENT RETURN.....    7.82%      5.67%      3.55%     3.02%       4.39%        5.79%(2)   2.77%(2)  4.13%     5.53%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to
      average net assets....     .20%       .20%       .20%      .20%        .20%         .20%(2)    .45%(2)   .45%      .45%(2)
    Ratio of net investment income
      to average net assets.    7.39%      5.35%      3.45%     2.99%       4.26%        5.73%(2)   2.78%(2)  4.26%     5.46%(2)
    Decrease reflected in above
      expense ratios due to
      undertaking by
      the Manager...........     .05%       .05%       .04%      .02%        --           --         --        --        --
    Net Assets, end of period
      (000's Omitted)....... $1,915,877  $4,435,718  $5,001,499  $4,442,145  $3,342,392  $3,170,634 $  53,916  $122,524  $222,840
(1)    From January 10, 1994 (commencement of initial offering) to February 28, 1994.
(2)    Annualized.
See independent accountants' review report and notes to financial statements.

DREYFUS TREASURY PRIME CASH MANAGEMENT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales load. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
    The Fund offers both Class A and Class B shares. Class B shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the two Classes include the services offered to and the expenses borne by each Class and certain voting rights.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income--net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of $7,280 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to February 28, 1995. If not applied, the carryover expires in fiscal 2003.
    At August 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS TREASURY PRIME CASH MANAGEMENT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .20 of 1% of the average daily value of the Fund's net assets and is payable monthly.
    Unless the Manager gives the Fund's investors 90 days notice to the contrary, the Manager and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) other than the following expenses, which will be borne by the Fund: the management fee, and with respect to the Fund's Class B shares, Rule 12b-1 Service Plan expenses.
    (B) Under the Class B Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for distributing the Fund's Class B shares and (b) pays the Manager and Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively "Dreyfus") for advertising and marketing relating to the Fund's Class B shares and for providing certain services relating to Class B shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the Fund's Class B shares average daily net assets. Both the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Class B shares owned by the shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to the Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the six months ended August 31, 1995, $202,039 was charged to the Fund pursuant to the Plan.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives an annual fee of $3,000 and an attendance fee of $500 per meeting.



DREYFUS TREASURY PRIME CASH MANAGEMENT
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS TREASURY PRIME CASH MANAGEMENT
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus Treasury Prime Cash Management, including the statement of investments, as of August 31, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended February 28, 1995 and financial highlights for each of the five years in the period ended February 28, 1995 and in our report dated April 4, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
[Ernst and Young LLP signature logo]


New York, New York
October 3, 1995

[Dreyfus lion "d" logo]
DREYFUS TREASURY PRIME
CASH MANAGEMENT
200 PARK AVENUE
NEW YORK, NY 10166
MANAGER
THE DREYFUS CORPORATION
200 PARK AVENUE
NEW YORK, NY 10166
CUSTODIAN
THE BANK OF NEW YORK
90 WASHINGTON STREET
NEW YORK, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
THE SHAREHOLDER SERVICES GROUP, INC.
P.O. BOX 9671
PROVIDENCE, RI 02940



Further information is contained
in the Prospectus, which must
precede or accompany this report.










Printed in U.S.A.                        761/674SA958
[Dreyfus logo]
DREYFUS
TREASURY
PRIME CASH
MANAGEMENT










SEMI-ANNUAL REPORT
AUGUST 31, 1995